UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Carl Domino, Inc.
Address:  249 Royal Palm Way, Suite 403
          Palm Beach, FL 33480

Form 13F File Number: 028-12146

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael J. Dixon
Title:    Chief Compliance Officer/ Chief Operating Officer
Phone:    (561) 833-2882

Signature, Place, and Date of Signing:

  /s/ Michael J. Dixon           Palm Beach, FL              7-21-2009
--------------------------     -------------------         -------------
      [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:          141

Form 13F Information Table Value Total:  $    84,105
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

               COLUMN 1                     COLUMN 2      COLUMN 3   COLUMN 4      COLUMN 5    COLUMN 6 COLUMN 7      COLUMN 8
----------------------------------------  --------------- --------- ---------- --------------- -------- -------- ------------------
                                                                                                                  VOTING AUTHORITY
                                                                       VALUE   SHRS OR SH/ PUT/ INVSTMT OTHER    ------------------
            NAME OF ISSUER                TITLE OF CLASS    CUSIP     (x$1000) PRN AMT PRN CALL DSCRTN  MANAGERS SOLE  SHARED OTHER
----------------------------------------  --------------- --------- ---------- ------- --- ---  ------- -------- ----- ------ -----
3M CO COM                               Common Stock      88579Y101    1,274    21,190  SH      Sole              21,190
ABBOTT LABORATORIES                     Common Stock      002824100    1,484    31,546  SH      Sole              31,546
ABIOMED, INC.                           Common Stock      003654100      168    19,000  SH      Sole              19,000
ACXIOM CORPORATION                      Common Stock      005125109       97    11,000  SH      Sole              11,000
AIRTRAN HLDGS INC COM                   Common Stock      00949P108      186    30,000  SH      Sole              30,000
AKAMAI TECHNOLOGIES COM                 Common Stock      00971T101      192    10,000  SH      Sole              10,000
ALCOA INC                               Common Stock      013817101    1,244   120,403  SH      Sole             120,403
ALLSCRIPTS HLTHCAR SOL COM              Common Stock      01988P108      222    14,000  SH      Sole              14,000
AMERICAN EXPRESS COMPANY                Common Stock      025816109    1,145    49,260  SH      Sole              49,260
AMERICAN INTL GROUP INC                 Common Stock      026874784       92    78,880  SH      Sole              78,780        100
AMGEN INC COM                           Common Stock      031162100      412     7,775  SH      Sole               7,775
AMYLIN PHARMACEUTICALS, INC.            Common Stock      032346108      175    13,000  SH      Sole              13,000
APACHE CORP COM                         Common Stock      037411105      530     7,350  SH      Sole               7,150        200
APPLIED MICRO CIRCUITS COM              Common Stock      03822W109      616    75,750  SH      Sole              75,750
AT&T INC COM                            Common Stock      00206R102      323    13,009  SH      Sole              13,009
AVIS BUDGET GROUP COM                   Common Stock      053774105      102    18,000  SH      Sole              18,000
AVON PRODUCTS INC COM                   Common Stock      054303102    1,424    55,228  SH      Sole              55,228
BAFFINLAND IRON MINES                   Common Stock      056620107       27    75,000  SH      Sole              75,000
BANK OF AMERICA CORP                    Preferred Stock   060505104      522    39,567  SH      Sole              38,567      1,000
BAXTER INTL INC COM                     Common Stock      071813109    1,047    19,770  SH      Sole              19,770
BB&T CP                                 Preferred Stock   054937107    1,043    47,446  SH      Sole              47,446
BECKMAN COULTER INC COM                 Common Stock      075811109      386     6,752  SH      Sole               6,752
BRISTOL MYERS SQUIBB COM                Common Stock      110122108    1,287    63,392  SH      Sole              63,392
CALIFORNIA PIZZA KITCHEN INC            Common Stock      13054D109      260    19,589  SH      Sole              19,589
CARDIODYNAMICS INTL COM                 Common Stock      141597104      112    83,871  SH      Sole              83,871
CATERPILLAR INC DEL COM                 Common Stock      149123101    1,056    31,960  SH      Sole              31,960
CHARDAN SOUTH CHINA ACQUISITIO          Common Stock      G04136100      319    40,000  SH      Sole              40,000
CHEVRON CORP                            Common Stock      166764100    1,212    18,293  SH      Sole              18,293
CHINA MOBILE LIMITED                    Common Stock      16941M109    1,459    29,130  SH      Sole              29,130
CIENA CORP COM                          Preferred Stock   171779309      719    69,429  SH      Sole              69,429
CISCO SYS INC COM                       Common Stock      17275R102      555    29,739  SH      Sole              29,139        600
CIT GROUP INC                           Common Stock      125581108      125    58,000  SH      Sole              58,000
CLEAR CHANNEL OUTDOOR CL A              Preferred Stock   18451C109      123    23,300  SH      Sole              23,300
COLGATE PALMOLIVE CO                    Common Stock      194162103    1,346    19,033  SH      Sole              19,033
COLONIAL BANCGROUP                      Common Stock      195493309       30    49,000  SH      Sole              49,000
COMPOSITE TECH CORP COM                 Preferred Stock   20461s108       66   218,400  SH      Sole             218,400
CONCURRENT COMPUTR NEW COM              Common Stock      206710204      393    69,000  SH      Sole              69,000
CONEXANT SYSTEMS INC COM                Common Stock      207142100      161   111,600  SH      Sole             111,600
CONOCOPHILLIPS COM                      Common Stock      20825C104    1,364    32,431  SH      Sole              32,331        100
CORNING INC COM                         Common Stock      219350105      227    14,150  SH      Sole              13,250        900
CTC MEDIA, INC.                         Common Stock      12642X106      289    24,413  SH      Sole              24,413
DEERE & CO COM                          Common Stock      244199105    1,009    25,249  SH      Sole              25,249
DU PONT E I DE NEMOURS COM              Common Stock      263534109    1,318    51,445  SH      Sole              51,445
DYADIC INTL INC DEL COM                 Common Stock      26745T101       38    55,000  SH      Sole              55,000
E M C CORP MASS COM                     Common Stock      268648102      476    36,325  SH      Sole              36,325
E*TRADE FINANCIAL CORPORATION           Common Stock      269246104       77    60,000  SH      Sole              60,000
EMERSON ELEC CO COM                     Common Stock      291011104    1,061    32,745  SH      Sole              32,745
EV TX MGD GBL EQ INC                    Common Stock      27829F108      175    16,250  SH      Sole              16,250
EV3 INC.                                Common Stock      26928A200      363    33,770  SH      Sole              33,770
EXXON MOBIL CORP COM                    Common Stock      30231G102    1,191    17,035  SH      Sole              16,835        200
FORD MTR CO DEL COM PAR $0.01           Common Stock      345370860       77    12,625  SH      Sole              12,625
FOSTER WHEELER AG                       Common Stock      H27178104      232     9,765  SH      Sole               9,765
FTI CONSULTING INC COM                  Common Stock      302941109      408     8,035  SH      Sole               8,035
FUELCELL ENERGY, INC.                   Common Stock      35952H106      130    31,000  SH      Sole              31,000
GARMIN LTD.                             Common Stock      G37260109      865    36,295  SH      Sole              36,295
GENERAL ELEC CO COM                     Common Stock      369604103    1,524   130,068  SH      Sole             129,868        200
GILEAD SCIENCES INC COM                 Common Stock      375558103      259     5,520  SH      Sole               5,220        300
GOOGLE INC CL A                         Common Stock      38259P508      476     1,128  SH      Sole               1,128
HA-LO INDS INC COM                      Common Stock      404429102        -    25,000  SH      Sole              25,000
HALLIBURTON CO                          Common Stock      406216101    1,445    69,811  SH      Sole              69,211        600
HANCOCK HLDG CO COM                     Common Stock      410120109      955    29,385  SH      Sole              29,385
HARLEY-DAVIDSON INC                     Common Stock      412822108    1,082    66,745  SH      Sole              66,745
HARRIS CP                               Common Stock      413875105    1,177    41,490  SH      Sole              41,490
HAWAIIAN ELEC INDS COM                  Common Stock      419870100      349    18,335  SH      Sole              18,335
HEALTHWAYS, INC.                        Common Stock      422245100      148    11,000  SH      Sole              11,000
HOME DEPOT INC                          Common Stock      437076102    1,476    62,477  SH      Sole              61,877        600
HUMAN GENOME SCIENCES COM               Common Stock      444903108      172    60,000  SH      Sole              60,000
HUNTSMAN CORP                           Common Stock      447011107      234    46,500  SH      Sole              46,500
I-FLOW CORP COM NEW                     Common Stock      449520303      132    19,000  SH      Sole              19,000
ICAD INC COM                            Preferred Stock   44934S107      121    93,299  SH      Sole              93,299
IMMERSION CORPORATION                   Common Stock      452521107      119    24,000  SH      Sole              24,000
IMPATH INC COM                          Common Stock      45255g101        -    31,500  SH      Sole              31,500
INTEL CORP COM                          Common Stock      458140100    1,515    91,515  SH      Sole              90,915        600
JOHNSON & JOHNSON COM                   Common Stock      478160104    1,933    34,036  SH      Sole              33,736        300
JPMORGAN & CHASE & CO COM               Common Stock      46625H100      212     6,205  SH      Sole               6,205
KIMBERLY CLARK                          Common Stock      494368103    1,143    21,801  SH      Sole              21,801
KRAFT FOODS INC CL A                    Preferred Stock   50075N104    1,619    63,900  SH      Sole              63,900
LEVEL 3 COMMUNICTIONS COM               Common Stock      52729N100      151   100,000  SH      Sole             100,000
LIBERTY GLOBAL INC COM SER C            Common Stock      530555309      229    14,500  SH      Sole              14,500
LUNA INOVATIONS                         Common Stock      550351100       21    41,904  SH      Sole              41,904
M G M MIRAGE                            Common Stock      552953101      166    26,000  SH      Sole              26,000
MARATHON OIL CORP COM                   Common Stock      565849106    1,587    52,665  SH      Sole              52,665
MASTEC INC COM                          Common Stock      576323109      203    17,300  SH      Sole              17,300
MAXIM INTEGRATED PRODS INC              Common Stock      57772K101    1,336    85,160  SH      Sole              85,160
MBIA INC COM                            Common Stock      55262C100      100    23,000  SH      Sole              23,000
MCDONALDS CORPORATION                   Common Stock      580135101    1,014    17,636  SH      Sole              17,636
MEDICAL STAFFNG NTWK                    Common Stock      58463F104       19   100,225  SH      Sole             100,225
MERCK & CO INC COM                      Common Stock      589331107    1,223    43,754  SH      Sole              43,754
MGIC INVT CORP WIS COM                  Common Stock      552848103      156    35,500  SH      Sole              35,500
MICROSOFT CORP COM                      Common Stock      594918104      210     8,850  SH      Sole               8,350        500
MINDSPEED TECH INC COM                  Preferred Stock   602682106       77    35,467  SH      Sole              35,467
NABI BIOPHARMACEUTICAL COM              Common Stock      629519109       38    15,457  SH      Sole              15,457
NATIONAL MED HLTH CARD COM NEW          Common Stock      636918302        -    30,000  SH      Sole              30,000
NATURAL RESOURCE PARTNERS               Common Stock      63900P103      277    13,180  SH      Sole              13,180
NEW YORK CMNTY BANCORP COM              Common Stock      649445103    1,101   103,040  SH      Sole             103,040
NOKIA CORP SPONSORED ADR                Common Stock      654902204    1,093    74,965  SH      Sole              74,965
NORDSTROM INC                           Common Stock      655664100      934    46,940  SH      Sole              46,940
NORTHROP GRUMMAN CORP COM               Common Stock      666807102    1,312    28,722  SH      Sole              28,722
NUANCE COMMUNICATIONS COM               Common Stock      67020y100      183    15,107  SH      Sole              15,107
NUCOR CP                                Common Stock      670346105    1,019    22,935  SH      Sole              22,935
OMNICELL, INC.                          Common Stock      68213n109      118    11,000  SH      Sole              11,000
OPEN JOINT STOCK CO.-VIMPEL CO          Preferred Stock   68370R109      235    20,000  SH      Sole              20,000
PALL CORP COM                           Common Stock      696429307    1,217    45,830  SH      Sole              45,830
PAREXEL INTERNATIONAL CORPORAT          Common Stock      699462107      173    12,000  SH      Sole              12,000
PARTNERRE LTD COM                       Preferred Stock   G6852T105      404     6,215  SH      Sole               6,215
PEPSICO INC COM                         Common Stock      713448108    2,223    40,454  SH      Sole              40,054        400
PFIZER INC COM                          Common Stock      717081103      481    32,080  SH      Sole              31,080      1,000
PRICE T ROWE GROUP INC COM              Common Stock      74144T108      357     8,565  SH      Sole               8,565
PROCTER & GAMBLE CO COM                 Preferred Stock   742718109    1,476    28,881  SH      Sole              28,881
PROLOGIS                                Common Stock      743410102    1,404   174,220  SH      Sole             174,220
QWEST COMMUNICATIONS INTL INC           Common Stock      749121109    1,264   304,569  SH      Sole             304,569
REALNETWORKS INC.                       Common Stock      75605L104      114    38,000  SH      Sole              38,000
REGAL ENTMT GROUP CL A                  Preferred Stock   758766109    1,339   100,728  SH      Sole             100,728
REGENCY ENERGY PARTNERS LP - C          Common Stock      75885Y107      146    10,000  SH      Sole              10,000
RESEARCH FRONTIERS                      Common Stock      760911107      123    34,425  SH      Sole              34,425
ROYAL CARIBBEAN CRUISE COM              Common Stock      V7780T103      188    13,875  SH      Sole              13,875
RPM INTL INC COM                        Common Stock      749685103      231    16,435  SH      Sole              16,435
SILICON GRAPHICS INTL CORP              Common Stock      82706L108       91    20,000  SH      Sole              20,000
SIRIUS XM RADIO INC COM                 Common Stock      82967N108      131   305,500  SH      Sole             305,500
SKYWORKS SOLUTIONS INC COM              Preferred Stock   83088M102      294    30,020  SH      Sole              30,020
SUN MICROSYSTEMS INC COM                Common Stock      866810203      678    73,500  SH      Sole              73,500
TD AMERITRADE HLDG CP COM               Common Stock      87236y108      175    10,000  SH      Sole              10,000
TELLABS INC COM                         Common Stock      879664100      222    38,683  SH      Sole              38,683
TENET HEALTHCARE CORP COM               Common Stock      88033G100      240    85,000  SH      Sole              85,000
TEVA PHARMACEUTCL INDS ADR              Common Stock      881624209      683    13,838  SH      Sole              13,838
TOMOTHERAPY INCORPORATED                Common Stock      890088107      126    45,971  SH      Sole              45,971
TUPPERWARE BRANDS CORPORATION           Common Stock      899896104    2,099    80,655  SH      Sole              80,655
TYCO INTL LTD NEW COM                   Common Stock      H89128104      500    19,252  SH      Sole              19,252
ULTRALIFE BATTERIES COM                 Common Stock      903899102      119    16,561  SH      Sole              16,561
UNION PACIFIC CORP                      Common Stock      907818108    1,449    27,830  SH      Sole              27,830
UNITED PARCEL SERVICE INC               Common Stock      911312106    1,282    25,640  SH      Sole              25,640
VALERO ENERGY CORP                      Common Stock      91913y100      967    57,265  SH      Sole              57,265
VALUECLICK INC COM                      Common Stock      92046N102      179    17,000  SH      Sole              17,000
VASCULAR SOLUTIONS INC COM              Common Stock      92231M109      125    16,000  SH      Sole              16,000
VERIZON COMMUNICATIONS COM              Common Stock      92343V104      281     9,138  SH      Sole               9,138
WALGREEN CO COM                         Common Stock      931422109    1,167    39,700  SH      Sole              39,700
WELLPOINT INC COM                       Common Stock      94973V107      275     5,400  SH      Sole               5,200        200
WEYERHAEUSER CO COM                     Common Stock      962166104    1,023    33,616  SH      Sole              33,616
WINDSTREAM CORP COM                     Common Stock      97381W104      270    32,263  SH      Sole              32,263
FPL CAPITAL 7.45% DUE 2067 CLB          Preferred Stock   302570502      233     8,975  SH      Sole               8,975
METLIFE PFD A VAR RATE  CLBL 9          Preferred Stock   59156R504      229    14,200  SH      Sole              14,200